Equity	12 Months Ended
Dec. 31, 2021
Stockholders Equity Note And Temporary Equity Disclosure [Abstract]
Equity

Note 8 — Equity

Xos Common and Preferred Stock

The Company is authorized to issue two classes of stock to be designated, respectively, “Common Stock” and “Preferred Stock.” The total number of shares which the Company is authorized to issue is 1,010,000,000 shares. 1,000,000,000 shares shall be Common Stock, each having a par value of one-hundredth of one cent ($0.0001). 10,000,000 shares shall be Preferred Stock, each having a par value of one-hundredth of one cent ($0.0001).

Voting Rights: Each outstanding share of Common Stock shall entitle the holder thereof to one vote on each matter properly submitted to the stockholders of the Company for their vote; provided, however, that, except as otherwise required by law, holders of Common Stock shall not be entitled to vote on any amendment to this Certificate of Incorporation (including any certificate of designation filed with respect to any series of Preferred Stock) that relates solely to the terms of one or more outstanding series of Preferred Stock if the holders of such affected series are entitled, either separately or together as a class with the holders of one or more other such series, to vote thereon by law or pursuant to this Certificate of Incorporation (including any certificate of designation filed with respect to any series of Preferred Stock).

Preferred Stock: The Preferred Stock may be issued from time to time in one or more series. The Board of Directors of the Company (the “Board of Directors”) is hereby expressly authorized to provide for the issue of all or any number of the shares of the Preferred Stock in one or more series, and to fix the number of shares and to determine or alter for each such series, such voting powers, full or limited, or no voting powers, and such designation, preferences, and relative, participating, optional, or other rights and such qualifications, limitations, or restrictions thereof, as shall be stated and expressed in the resolution or resolutions adopted by the Board of Directors providing for the issuance of such shares and as may be permitted by the DGCL. The Board of Directors is also expressly authorized to increase (but not above the total number of authorized shares of the class) or decrease (but not below the number of shares of such series then outstanding) the number of shares of any series subsequent to the issuance of shares of that series. In case the number of shares of any series shall be decreased in accordance with the foregoing sentence, the shares constituting such decrease shall resume the status that they had prior to the adoption of the resolution originally fixing the number of shares of such series.

Legacy Xos’ Preferred Stock

During the fourth quarter of 2020, Legacy Xos executed a financing round and issued shares of preferred stock (the “2020 Series A Financing’’). The 2020 Series A Financing included the authorization of 25,794,475 shares of Legacy Xos Preferred Stock in classes A through A-10. The shares of Class A Legacy Xos Preferred Stock was allocated to investors who contributed new money to Legacy Xos, while the shares of Class A-1 through A-10 Legacy Xos Preferred Stock were issued in exchange to convertible note holders. As part of this raise, 1,411,764 shares of Class A Legacy Xos Preferred Stock and one warrant exercisable for 319,411 shares of Class A Legacy Xos Preferred Stock were issued for aggregate cash proceeds of $9.6 million and a subscription receivable for $2.4 million. During the quarter ended March 31, 2021, Legacy Xos issued an additional 3,739,846 shares of Class A Legacy Xos Preferred Stock raising $31.8 million in cash proceeds, and the conversion of the SAFE (refer to Note 8).

As part of this transaction, Legacy Xos converted $21.5 million of convertible notes and $2.5 million in accrued interest into 21,570,308 shares of Class A-1 through A-10 Legacy Xos Preferred Stock. These exchanges from convertible notes into shares of Legacy Xos Preferred Stock included transactions with both related and unrelated parties. The differences between the total carrying value of the converted notes held by third parties, and the fair value of the issued shares of Legacy Xos Preferred stock, was recorded as realized loss on debt extinguishment in the consolidated statements of operations and comprehensive income (loss).

The Company determined the fair value of the issued shares of Legacy Xos Preferred Stock in connection with the note conversion using market rates experienced in other non-related party transactions, through the issuance of shares of Legacy Xos Preferred Stock. As some of the converted third-party notes have voting rights and others do not, the fair value of non-voting shares were reduced by 3%.

Concurrent with the Business Combination, outstanding shares of Legacy Xos Preferred Stock were converted into shares of Common Stock in accordance with the Exchange Ratio.